Convertible preferred stock and preferred stock	6 Months Ended
Jun. 30, 2012
Convertible preferred stock [Abstract]
Convertible preferred stock and preferred stock
Convertible preferred stock and preferred stock
The six series of convertible preferred stock with their respective authorized number of shares, issued and outstanding number of shares, value on the balance sheet net of issuance costs, and liquidation value at December 31, 2011 are shown below:

(in thousands, except share amounts)	Authorized	Issued	Proceeds net of issuance costs	Liquidation preference

Series A	510,354	510,351	$1,014	$1,035
Series B	896,464	896,464	$7,043	$7,100
Series C	4,235,087	4,210,519	$11,905	$12,000
Series D	3,483,333	3,430,215	$11,036	$11,256
Series E	1,791,666	1,361,592	$8,772	$9,002
Series F	2,089,964	1,762,839	$12,990	$13,160

	13,006,868	12,171,980	$52,760	$53,553

There was no convertible preferred stock outstanding at June 30, 2012 (unaudited).
The holders of Series A, Series B, Series C, Series D, Series E and Series F preferred stock (hereafter “Series A,” “Series B,” “Series C,” “Series D,” “Series E” and “Series F,” respectively, and together, the “preferred stock”) had the various rights and preferences as set forth below. In addition, in connection with an expired “pay-to-play” automatic conversion provision under the Company’s prior certificate of incorporation, a Series A1, Series B1, Series C1, Series D1, Series E1 and Series F1 preferred stock were authorized (together, the “pay-to-play preferred stock”), in authorized amounts equal to those above. The pay-to-play preferred stock had the same rights and preferences as the Company’s preferred stock as set forth below. No shares of the pay-to-play preferred stock have been issued.
Voting
Each share of preferred stock had voting rights equal to an equivalent number of shares of common stock into which it was convertible and voted together as one class with the common stock.
As long as any shares of preferred stock remained outstanding, the Company must have obtained approval from the holders of at least 50% of the then outstanding preferred stock in order to: alter the certificate of incorporation; authorize or issue any shares of any superior to or in parity with any such preferences, right or privileges of preferred stock; effect any liquidation, dissolution, winding-up, recapitalization, reorganization, or change of control of the Company; change the number of authorized directors of the Company; make any public offering of its equity securities, other than an initial public offering; redeem, repurchase or reacquire any of the outstanding capital stock of the Company, other than repurchases approved by the Board of Directors; declare or pay any dividends on the common stock.
Dividends
Holders of each series of preferred stock were entitled to receive noncumulative dividends, in preference to common stockholders, at the per annum rate of 8% of the original Series A, Series B, Series C, Series D Series E and Series F issuance price ($2.028, $7.92, $2.850, $3.28152, $6.6114 and $7.4652, respectively), when and if declared by the Board of Directors. The holders of preferred stock were also entitled to participate in dividends on common stock, when and if declared by the Board of Directors, based on the number of shares of common stock held on an as-if-converted basis. No dividends on preferred or common stock were declared by the Board of Directors from inception through December 31, 2011.
Liquidation
In the event of any liquidation, dissolution or winding-up of the Company, including a merger, acquisition or sale of assets where the beneficial owners of the Company’s common stock and Convertible preferred stock owned less than 51% of the resulting voting power of the surviving entity, the holders of Series F were entitled to receive an amount of $7.4652 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C, Series D, Series E and common stock. After payment was made to the holders of Series F, the holders of Series E were entitled to receive an amount of $6.6114 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C, Series D and common stock. After payment was made to the holders of Series E, the holders of Series D were entitled to receive an amount of $3.28152 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C and Common Stock. After payment was made to the holders of Series D, the holders of Series C were entitled to receive an amount of $2.85 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A and Series B and common stock. After payment was made to the holders of Series C, the holders of Series A and Series B shall be entitled to receive an amount of $2.028 per share of Series A, and $7.920 per share of Series B, plus any declared but unpaid dividends, prior to and in preference to any distribution to holders of common stock. The remaining assets, if any, shall have distributed among the holders of common and preferred stock pro rata in proportion to the number of shares of common stock held by each stockholder on an as-if-converted basis, until the holders of Series A, Series B, Series C, Series D Series E and Series F received a total of $8.112, $23.760, $8.55, $9.84456, $19.8342 and $22.3956 per share respectively.
Conversion
Each share of preferred stock was convertible, at the option of the holder, into common stock. Series A, Series C, Series D, Series E and Series F had a conversion ratio of 1:1. Series B preferred stock had a conversion ratio of 1:1.8304. Each share of preferred stock automatically converted into the number of shares of common stock into which such shares were convertible at the then effective conversion ratio upon the earlier of: (1) the closing of a firm commitment underwritten public offering of common stock at a per share price of at least $15 per share with net proceeds of at least $25.0 million or (2) an affirmative vote by the majority of preferred stock stockholders. In connection with the Company's IPO, in April 2012, each share of then-outstanding preferred stock was converted to common stock at the ratio described above.
In connection with the Company's IPO, in April 2012, each share of then-outstanding preferred stock was converted to common stock at the ratio described above. Accordingly, no shares of convertible preferred stock were outstanding as of June 30, 2012. In April 2012, the Company filed a Restated Certificate of Incorporation, which authorizes the Company to issue up to 5,000,000 shares of undesignated preferred stock with a par value of $0.0003 per share, of which no shares were outstanding as of June 30, 2012 (unaudited).
Warrants for preferred stock
In connection with the line of credit agreement entered into in 2002, the Company issued warrants to purchase 24,561 shares of Series C at an exercise price of $2.85 per share. In connection with the Company's IPO these warrants were cashless exercised in exchange for 20,186 Series C preferred shares.

In connection with the loan and line of credit agreement entered into in 2004 (Note 10), the Company issued warrants to purchase 24,378 shares of Series D at an exercise price of $3.2815 per share. On June 30, 2011 these warrants were cashless exercised in exchange for 17,171 Series D preferred shares.

In connection with the loan and security agreement entered into in October 2005 (Note 10), the Company issued warrants to purchase 52,938 shares of Series E at an exercise price of $6.6114 per share. Upon the close of the Company's IPO these warrants automatically converted into warrants to purchase common stock. These warrants were cashless exercised in exchange for 37,795 shares of common stock in April 2012.
In connection with the sale of Series E in October 2005, the Company issued warrants to purchase 136,119 shares of Series E to investors who purchased Series E in October 2005 at an exercise price of $6.6114 per share. In 2011, three investors exercised warrants to purchase a total of 313 shares of Series E. In connection with the Company's IPO, 1,956 warrants were cashless exercised in exchange for 1,147 Series E preferred shares. Upon the close of the Company's IPO the remaining warrants automatically converted into warrants to purchase common stock. During the six months ended June 30, 2012 (unaudited) 19,334 warrants were cashless exercised in exchange for 13,513 shares of common stock. At June 30, 2012 (unaudited) warrants to purchase 114,516 shares of common stock were outstanding and expire in October 2015.
Outstanding warrants to purchase preferred stock are classified as liabilities which must be adjusted to fair value at each reporting period until the earlier of their exercise or expiration or the completion of a liquidation event, including the completion of an initial public offering, at which time the preferred stock warrant liability will automatically convert into a warrant to purchase shares of common stock and will be reclassified to stockholders’ deficit. The Company recorded an expense in other income (expense), net of $0.2 million, $0.3 million, and $1 million for 2009, 2010 and 2011, respectively, to reflect the change in the fair value of these outstanding warrants.
The holders of all the warrants described in the paragraphs above may convert the warrant, in whole or in part, in lieu of exercising the warrant. The number of shares to be issued in such a conversion shall be determined by dividing (a) the aggregate fair market value of the shares issuable upon the exercise of the warrant minus the aggregate warrant price of such shares by (b) the fair market value of one share at the time of conversion.